COMMITMENTS, CONTINGENCIES, CONCENTRATIONS OF RISK AND LITIGATION - Summary of future minimum payments under service commitments (Details 4) - IP, Telecommunications and Data Center Services
$ in Thousands
Dec. 31, 2015 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
2016	$ 7,026
2017	2,803
2018	807
2019	451
2020	79
Thereafter
Total contractual commitments future minimum payments due	$ 11,166